Note 9 - Leases (Details Textual)					2 Months Ended	12 Months Ended
	Jun. 05, 2023 USD ($)	Aug. 02, 2022 USD ($) ft²	May 01, 2022 USD ($) ft²	Aug. 01, 2021 ft²	Dec. 31, 2021 ft²	Dec. 31, 2022 USD ($)
Number of Subleased Suites	3
Operating Leases, Monthly Rent, Sublease Rentals	$ 6,444
Premises in Houston, Texas [Member]
Operating Lease, Additional Square Footage (Square Foot) | ft²		1,458	9,352	15,385	3,684
Operating Lease, Termination Period After Notice of Cancellation (Day)			90 days	90 days	90 days
Lessee, Operating Lease Payments Per Month, Years One and Two			$ 4,800
Lessee, Operating Lease Payments Per Month, Years Three and Four			4,896
Lessee, Operating Lease Payments Per Month, Year Five		$ 2,552	$ 5,000
Operating Lease, Lease Cancellation, Termination Payment, Number of Months Rent			3
Lessee Operating Lease Payments Per Month, Year One		2,430
Lessee Operating Lease Payments Per Month, Years Two And Three		$ 2,490
Month-to-month Lease in Arlington, VA [Member]
Short-term Lease, Monthly Rental Payments						$ 2,500
Short-Term Lease, Cost						$ 22,500